Accounts receivable, net (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Accounts receivable
Accounts receivable	¥ 12,934	¥ 7,678
Allowance for doubtful accounts	(1,034)	(566)	¥ (318)
Accounts receivable, net	11,900	7,112		$ 1,867
Movements in the allowance for doubtful accounts
Balance at beginning of the year	(566)	(318)	(178)
Additions	(535)	(331)	(214)
Write-off	67	83	74
Balance at end of the year	(1,034)	(566)	¥ (318)
Logistics receivables
Accounts receivable
Accounts receivable	6,204	4,406
Online retail and online marketplace receivables
Accounts receivable
Accounts receivable	5,840	2,103
Advertising receivables and others
Accounts receivable
Accounts receivable	890	1,169
Consumer financing receivables
Movements in the allowance for doubtful accounts
Additions	¥ 0	¥ 0